Lease - Summary of Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Increase		₩ 12,614,177		₩ 13,593,937
Depreciation		(554,615)		(586,254)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,542,166		4,783,573
Increase		78,213		291,334
Depreciation		(554,615)		(586,254)
Decrease		(11,787)		(827)
Others		5,420		54,340
Ending balance		4,059,397		4,542,166
Right-of-use assets | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		7,905,214
Ending balance		7,848,138		7,905,214
Right-of-use assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(3,363,048)
Ending balance		(3,788,741)		(3,363,048)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		706,579		644,074
Increase		7,312		12,269
Depreciation		(57,231)		(52,069)
Decrease		0		0
Others		(3,865)		102,305
Ending balance		652,795		706,579
Land | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		811,014
Ending balance		814,795		811,014
Land | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(104,435)
Ending balance		(162,000)		(104,435)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		47,222		34,577
Increase		22,336		53,182
Depreciation		(25,780)		(37,609)
Decrease		(1,469)		(803)
Others		20,575		(2,125)
Ending balance		62,884		47,222
Buildings | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		82,749
Ending balance		106,823		82,749
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(35,527)
Ending balance		(43,939)		(35,527)
Structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		20,486		25,644
Increase		2,198		260
Depreciation		(1,536)		(1,485)
Decrease		0		0
Others		0		(3,933)
Ending balance		21,148		20,486
Structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		24,175
Ending balance		26,374		24,175
Structures | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(3,689)
Ending balance		(5,226)		(3,689)
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		695		824
Increase		0		0
Depreciation		(130)		(129)
Decrease		0		0
Others		0		0
Ending balance		565		695
Machinery | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,308
Ending balance		1,308		1,308
Machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(613)
Ending balance		(743)		(613)
Ships
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,437,363		3,688,289
Increase		9,694		183,789
Depreciation		(411,291)		(427,221)
Decrease		0		0
Others		(6,547)		(7,494)
Ending balance		3,029,219		3,437,363
Ships | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,280,331
Ending balance		4,217,735		4,280,331
Ships | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(842,968)
Ending balance		(1,188,516)		(842,968)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		13,525		13,708
Increase		9,583		9,009
Depreciation		(8,162)		(7,747)
Decrease		(7)		(21)
Others		(1,321)		(1,424)
Ending balance		13,618		13,525
Vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		29,281
Ending balance		30,375		29,281
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(15,756)
Ending balance		(16,757)		(15,756)
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		316,296	[1]	376,457
Increase		27,090		32,825
Depreciation		(50,485)		(59,994)
Decrease		(10,311)		(3)
Others		(3,422)		(32,989)
Ending balance		279,168	[2]	316,296	[1]
Others | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	2,676,356
Ending balance		2,650,728	[2]	2,676,356	[1]
Others | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	(2,360,060)
Ending balance		₩ (2,371,560)	[2]	₩ (2,360,060)	[1]

[1]	Including power purchase agreements (“PPA”) with GS EPS and another LNG combined power supplier.
[2]	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.